Capital Structure Management (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Sep. 01, 2019	Aug. 31, 2019	Aug. 31, 2018
Capital Structure Management [Abstract]
Cash	$ (763)		$ (1,446)	$ (384)
Short-term borrowings	200		40	$ 40
Long-term debt repayable at maturity	4,599		5,350
Lease Liabilities	1,270	$ 1,324	1,324
Share capital	4,602		4,605
Contributed surplus	27		26
Retained earnings	1,703		1,745
Total	$ 11,638		$ 10,320